2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE	6 Months Ended
Jun. 30, 2021
Basis Of Preparation And Statement Of Compliance
2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

The Company’s condensed consolidated interim financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) published by the International Accounting Standards Board (“IASB”), including IAS 34 Interim Financial Reporting, and also using the same accounting policies and procedures as those used for the Company’s audited consolidated financial statements as at December 31, 2020. These condensed consolidated interim financial statements do not include all the disclosures and notes required for annual consolidated financial statements and should therefore be read with the Company’s audited consolidated financial statements as at December 31, 2020, which have been prepared in accordance with IFRS.

The condensed consolidated interim financial statements for the three and six-month periods ended June 30, 2021 were approved and authorized for publication by the Board of Directors on August 12, 2021.